OTHER ACCOUNTS PAYABLE (Tables)	12 Months Ended
Dec. 31, 2025
Payables and Accruals [Abstract]
SCHEDULE OF OTHER ACCOUNTS PAYABLE

Other accounts payable consist of the following as of December 31, 2025 and 2024:

	December 31,
	2025	2024

Employees and related expenses	$970	$800
Accrued expenses	148	420
Provision for warranty	86	50
Deferred revenues (*)	538	996
	$1,742	$2,266

(*)	See also note 8.